Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	8 Months Ended
	Sep. 30, 2019		Aug. 31, 2019	Aug. 31, 2019
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 354		$ 694	$ 2,916
Cost of Services
Lessee, Lease, Description [Line Items]
Total operating lease cost	34	[1]	70	321	[1]
Selling, General and Administrative Expenses
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 320	[2]	$ 624	$ 2,595	[2]

[1]	Amount is included in Cost of services in the unaudited condensed consolidated statements of operations.
[2]	Amount is included in Selling, general and administrative, including stock-based and long-term incentive compensation in the unaudited condensed consolidated statements of operations.